UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2007

Date of reporting period:	MARCH 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Shares	Common Stocks	Value

	Aerospace 0.10%
78,294	SPACEHAB, Inc.	$46,193

	Automotive Components 0.93%
22,371	Rush Enterprises, Inc. - Class A	429,747

	Biotechnology 6.30%
39,575	Combinatorx, Inc.	276,629
86,027	Medivation, Inc.	1,622,469
35,587	Metabasis Therapeutics, Inc.	261,564
22,952	Opexa Therapeutics, Inc.	95,021
66,829	Sangamo BioSciences, Inc.	454,437
105,110	Tapestry Pharmaceuticals, Inc.	195,505
		2,905,625

	Building Materials 0.93%
30,358	Comfort Systems USA, Inc.	363,689
22,600	Viceroy Homes, Ltd. (Canada)	59,119
300	WFI Industries, Ltd. (Canada)	5,721
		428,529

	Business Services 0.03%
15,600	Utix Group, Inc.	14,040

	Casino - Services 0.49%
59,823	Full House Resorts, Inc.	226,729

	Chemicals 1.01%
40,500	KMG Chemicals, Inc.	465,750

	Communication Equipment - Software 2.33%
1,335,957	ION Networks, Inc.	106,877
48,048	PC-Tel, Inc.	488,648
10,000	RIT Technologies, Ltd. (Israel)	17,600
180,869	Vertical Communication, Inc.	162,782
330,340	Vertical Communication, Inc. (Restricted)	297,306
		1,073,213

	Communication Products - Equipment 1.03%
84,438	Centillium Communications, Inc.	163,081
173,207	NMS Communications Corporation	311,773
		474,854

	Computer Equipment 0.43%
23,603	Optimal Group, Inc. (Canada)	198,029

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 0.37%
12,399	Printronix, Inc.	$171,726

	Computer Services - Software 14.59%
10,082	Acorn Factor, Inc.	50,108
107,388	ClickSoftware Technologies, Ltd. (Israel)	342,568
15,000	CryptoLogic, Inc. (Canada)	375,000
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	68,196
430,000	Interplay Entertainment Corporation (Restricted)	-
36,698	LocatePlus Holdings Corporation (Restricted)	7,707
781,677	Motive, Inc.	2,774,953
108,645	Net Perceptions, Inc.	271,613
71,032	Phoenix Technologies, Ltd.	443,950
110,505	Primal Solutions, Inc.	7,735
137,133	Quovadx, Inc.	349,689
18,700	Radware, Ltd. (Israel)	252,450
84,589	Salary.com, Inc.	941,475
76,225	SumTotal Systems, Inc.	608,275
20,546	SupportSoft, Inc.	115,879
238,778	Unify Corporation	124,165
		6,733,763

	Computer Systems 1.62%
76,108	Adept Technology, Inc.	589,837
31,165	Performance Technologies, Inc.	156,137
		745,974

	Consumer Products 0.35%
106,000	Varsity Group, Inc.	161,120

	Diagnostics 0.30%
45,010	Curagen Corporation	138,631
		138,631

	Electronic Components 2.12%
137,082	American Technology Corporation	545,586
12,051	Frequency Electronics, Inc.	131,597
73,125	Interlink Electronics, Inc.	230,344
147,711	Tvia, Inc.	70,901
		978,428

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Electronic Equipment 2.05%
460,277	Capstone Turbine Corporation	$487,894
198,705	Iteris Holdings, Inc.	457,021
		944,915

	Electronic Instruments 2.76%
1,005	Axsys Technologies, Inc.	15,859
42,132	Image Sensing Systems, Inc.	741,102
38,723	Metretek Technologies, Inc.	516,565
		1,273,526

	Electronic Semiconductor 1.25%
133,375	Kopin Corporation	450,807
84,082	PSi Technologies Holdings, Inc. (Philippines)	127,805
		578,612

	Energy - Oil & Gas 1.33%
27,129	Willbros Group, Inc. (Panama)	611,488

	Energy - Technology 1.02%
253,101	Catalytica Energy Systems, Inc.	364,465
86,161	Quantum Fuel Systems Technologies Worldwide, Inc.	105,116
		469,581

	Financial Services - Miscellaneous 0.49%
43,474	MicroFinancial Incorporated	225,195

	Gold Mining 0.55%
205,536	MK Resources Company (Illiquid)	252,809

	Healthcare Services 0.87%
28,968	U.S. Physical Therapy, Inc.	403,234

	Healthcare - Specialized Products & Services 1.52%
32,282	American Dental Partners, Inc.	701,488

	Housing - Construction 1.43%
69,965	Modtech Holdings, Inc.	219,690
34,612	U.S. Home Systems, Inc.	441,303
		660,993

	Information Services 1.32%
141,187	Guideline, Inc.	155,306
439,600	Pfsweb, Inc.	452,788
		608,094

	Insurance 1.62%
77,541	AmCOMP, Inc.	749,046

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Internet Commerce 2.42%
164,491	Corillian Corporation	$820,810
99,100	Youbet.com, Inc.	297,300
		1,118,110

	Medical Devices & Equipment 8.11%
48,204	Natus Medical Incorporated	856,585
109,516	Orthovita, Inc.	319,787
104,522	Precision Optics Corporation, Inc.	41,809
21,685	Quidel Corporation	260,220
51,469	Regeneration Technologies, Inc.	373,150
151,263	Sonic Innovations, Inc.	1,278,172
1,750,683	World Heart Corporation (Canada)	612,739
		3,742,462

	Medical Instruments 0.71%
27,790	Caprius, Inc.	24,455
58,766	Electro-Optical Sciences, Inc.	302,645
		327,100

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 0.80%
17,230	The Knot, Inc.	370,962

	Paper - Packaging 1.44%
47,850	Chase Packaging Corporation	2,393
98,300	Pope & Talbot, Inc.	663,525
		665,918

	Practice Management 0.84%
26,068	IntegraMed America, Inc.	389,717

	Restaurant 1.50%
71,761	Buca, Inc.	394,685
69,507	Monterey Gourmet Foods, Inc.	297,490
		692,175

	Retail 2.04%
37,704	1-800 CONTACTS, INC.	633,427
32,997	Bakers Footwear Group, Inc.	299,613
33,737	Odimo Incorporated	8,434
		941,474

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Shares	Common Stocks (Continued)	Value

	Semiconductor 2.65%
65,077	CEVA, Inc.	$470,507
232,900	NeoMagic Corporation	752,267
		1,222,774

	Semiconductor Equipment 4.20%
55,321	HI/FN, Inc.	335,799
27,152	Integral Vision, Inc.	13,848
109,215	Nova Measuring Instruments, Ltd. (Israel)	309,078
56,274	Tegal Corporation	261,674
58,821	Ultra Clean Holdings, Inc.	1,017,603
		1,938,002

	Services 1.90%
49,337	Collectors Universe, Inc.	691,212
13,638	OPNET Technologies, Inc.	184,249
		875,461

	Technology - Miscellaneous 2.83%
108,445	iPass, Inc.	545,478
87,284	Intermap Technologies Corp. (Canada)	453,877
334,761	Supercom, Ltd. (Israel)	307,980
		1,307,335

	Telecom Equipment 1.42%
54,043	COMARCO, Inc.	491,791
189,908	Peco II, Inc.	163,321
		655,112

	Telecom Services 2.07%
348,027	Multiband Corporation	170,533
69,810	WPCS International Incorporated	784,664
		955,197

	Telecommunications 0.97%
360,122	Emrise Corporation	446,551

	Therapeutics 3.15%
365,691	Anadys Pharmaceuticals, Inc.	1,451,793

	Toys 0.01%
983	Corgi International, Ltd. (China) (ADR)	4,720

	Transportation 0.02%
9,638	Velocity Express Corporation	10,602

	Vitamins 1.51%
100,000	Omega Protein Corporation (Restricted)	698,000

	Total Common Stocks 87.73% (cost $33,804,865)	40,484,797

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Shares	Preferred Stocks	Value

	Business Services 0.20%
24	UTIX Group, Inc. convertible	$83,077
11,538	UTIX Group, Inc. convertible (Restricted)	10,384
		93,461

	Communications Equipment - Software 0.22%
100	Vertical Communications, Inc. convertible (Restricted)	100,000

	Computer Services - Software 0.53%
42,750	Zhongpin, Inc. convertible (Restricted)	244,958

	Data Security 0.55%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,870

	Electronic - Display 0.52%
549,484	E Ink Corporation (Restricted)	241,773

	Medical Instruments 0.09%
1,612	Caprius, Inc. convertible	14,185
100	Caprius, Inc. convertible (Restricted)	25,000
		39,185

	Transportation 0.04%
9,272	Velocity Express Corporation 6% convertible	17,895

	Total Preferred Stocks 2.15% (cost $904,071)	992,142

Principal		Fair
Amount	Corporate Debt	Value

	Computer Peripherals 0.85%
$ 306,246	Immersion Corporation 5% convertible, due 12/22/09	$393,128

	Computer Services - Software 0.30%
$ 11,000	Primal Solutions, Inc. 5%, due 3/31/08	11,000
$ 68,000	Unify Corporation 11.25% convertible, due 10/31/10 (Restricted)	68,000
$ 17,600	Unify Corporation 11.25% convertible, due 10/31/11 (Restricted)	17,600
$ 40,000	Unify Corporation Revolv. Credit 10.5%, due 10/31/10 (Restricted)	40,000
		136,600

	Consumer Products 0.26%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Technology - Miscellaneous 0.07%
$ 33,000	Supercom, Ltd. 8% convertible, due 3/31/2007 (Israel) (Restricted)	33,000

	Total Corporate Debt 1.48% (cost $596,732)	683,614

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Warrants	Warrants	Value

	Biotechnology 0.25%
96,038	La Jolla Pharmaceutical Company 12/14/10	$51,861
3,847	Metabasis Therapeutics, Inc. 9/30/10	6,809
142,000	Opexa Therapeutics, Inc. 4/13/11	9,940
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	48,000
		116,610

	Biotechnology - Drug Delivery 0.00%
16,790	Aradigm Corporation 11/10/07	-

	Building Materials 0.35%
200,000	American Mold Guard, Inc. Class A	76,000
200,000	American Mold Guard, Inc. Class B	84,000
		160,000

	Business Services 0.03%
1,500,000	UTIX Group, Inc. 1/13/11	15,000
1,731	UTIX Group, Inc. (Restricted) 11/9/11	-
		15,000

	Communication Equipment - Software 0.00%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15 (Restricted)	-
94,340	Vertical Communications, Inc. 12/1/16 (Restricted)	-
		-

	Communication Products - Equipment 0.00%
34,453	Superconductor Technologies, Inc. 9/26/07	-
59,336	Tut Systems, Inc. 7/22/10	-
		-

	Computer Peripherals 0.06%
6,105	Cambridge Display Technology, Inc. 12/22/10 (United Kingdom)	8,120
6,538	Immersion Corporation 12/23/09	19,483
		27,603

	Computer Services - Software 0.02%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	1,650
74,914	Unify Corporation 4/26/09	8,241
53,600	Unify Corporation 10/31/12 (Restricted)	-
25,683	Zhongpin, Inc. 1/30/11 (Restricted)	-
		9,891

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Warrants	Warrants (Continued)	Value

	Computer Systems 0.15%
134,321	Adept Technology, Inc. 11/18/08	$69,847

	Consumer Products 0.01%
5,713	Rockford Corporation 6/11/09	2,742

	Electronic Components 0.13%
32,422	American Technology Corporation 8/6/10	54,145
14,450	American Technology Corporation 7/18/09	6,358
		60,503

	Electronic Equipment 0.11%
175,438	Capstone Turbine Corporation 1/23/12	45,614
11,246	Iteris Holdings, Inc. B 9/28/11	3,374
		48,988

	Electronic Semiconductor 0.08%
6,447	ParkerVision, Inc. 3/10/10	36,619

	Energy - Technology 0.03%
10,692	Arotech Corporation 6/30/08	-
4,680	Arotech Corporation 12/31/08	-
34,146	Quantum Fuel Systems, Inc. 4/27/14	11,951
		11,951

	Information Services 0.01%
48,355	Guideline, Inc. 5/10/09	2,418

	Medical Devices & Equipment 0.00%
9,210	Orthovita, Inc. 6/26/08	829
536,190	World Heart Corporation 9/22/08 (Canada)	-
		829

	Medical Information Systems 0.00%
177,300	LifeRate Systems, Inc. 11/14/07	-

	Medical Instruments 0.03%
222,320	Caprius, Inc. 2/15/10	12,783
4,477	Caprius, Inc. 2/16/11	1,716
31,250	Caprius, Inc. 2/27/12 (Restricted)	-
		14,499

	Semiconductor Equipment 0.02%
60,250	Tegal Corporation 7/14/10	1,807
270,793	Tegal Corporation 9/19/10	8,124
16,622	Trikon Technologies, Inc. 10/22/07 (United Kingdom)	-
		9,931

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007

Fair
Warrants	Warrants (Continued)	Value

	Technology - Miscellaneous 0.15%
75,316	Intermap Technologies Corp. 3/17/08 (Canada)	$66,278
90,990	Supercom, Ltd. 12/9/10 (Israel)	40,036
8,250	Supercom, Ltd. 11/19/11 (Israel) (Restricted)	-
		106,314

	Telecom Services 0.76%
12,152	GoAmerica, Inc. 12/19/08	243
705,171	WPCS International Incorporated 11/16/09	352,585
		352,828

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	129

	Therapeutics 0.07%
12,868	Critical Therapeutics, Inc. 6/6/10	4,890
47,506	Memory Pharmaceuticals Corp. 9/22/10	26,796
		31,686

	Total Warrants 2.34% (cost $12,762)	1,078,388

	TOTAL INVESTMENTS (cost $35,318,340) 93.70%	$43,238,941

Fair
Shares	Securities Sold Short	Value

	Biotechnology 0.00%
220	Memory Pharmaceuticals Corporation	370

	TOTAL SECURITIES SOLD SHORT (proceeds $1,027) 0.00%	370

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for Collectors Universe, Inc.,
	CryptoLogic, Inc., Immersion Corporation, KMG Chemicals, Inc.,
	MicroFinancial Incorporated, Primal Solutions, Inc., Printronix, Inc.,
	Rockford Corporation, Supercom, Ltd., Unify Corporation, Inc., Velocity
	Express Corporation, Vertical Communications, Inc. and WFI Industries, Ltd.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007
% of
Partners'
Industry Concentration	Total	Capital
Aerospace	$46,193	0.10
Automotive Components	429,747	0.93
Biotechnology	3,021,865	6.55
Biotechnology - Drug Delivery	-	0.00
Building Materials	588,529	1.28
Business Services	122,501	0.27
Casino - Services	226,729	0.49
Chemicals	465,750	1.01
Communication Equipment - Software	1,173,213	2.55
Communication Products - Equipment	474,854	1.03
Computer Equipment	198,029	0.43
Computer Peripherals	592,457	1.28
Computer Services - Software	7,125,212	15.44
Computer Systems	815,821	1.77
Consumer Products	284,748	0.62
Data Security	254,870	0.55
Diagnostics	138,631	0.30
Electronic Components	1,038,931	2.25
Electronic - Display	241,773	0.52
Electronic Equipment	993,903	2.16
Electronic Instruments	1,273,526	2.76
Electronic Semiconductor	615,231	1.33
Energy - Oil and Gas	611,488	1.33
Energy - Technology	481,532	1.05
Financial Services	225,195	0.49
Gold Mining	252,809	0.55
Healthcare Services	403,234	0.87
Healthcare - Specialized Products & Services	701,488	1.52
Housing - Construction	660,993	1.43
Information Services	610,512	1.33
Insurance	749,046	1.62
Internet Commerce	1,118,110	2.42
Medical Devices & Equipment	3,743,291	8.11
Medical Information Systems	-	0.00
Medical Instruments	380,784	0.83
Oil Equipment	-	0.00

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

MARCH 31, 2007
% of
Partners'
Industry Concentration (Continued)	Total	Capital

Online Services	$370,962	0.80
Paper - Packaging	665,918	1.44
Practice Management	389,717	0.84
Restaurant	692,175	1.50
Retail	941,474	2.04
Semiconductor	1,222,774	2.65
Semiconductor Equipment	1,947,933	4.22
Services	875,461	1.90
Technology - Miscellaneous	1,446,649	3.13
Telecom Equipment	655,112	1.42
Telecom Services	1,308,025	2.83
Telecommunications	446,680	0.97
Therapeutics	1,483,479	3.21
Toys	4,720	0.01
Transportation	28,497	0.06
Vitamins	698,000	1.51

TOTAL PORTFOLIO	$43,238,571	93.70%

Item 2.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date: June 7, 2007

By: __/s/Rose M. Carling ______________
Rose M. Carling, Principal Financial Officer

Date: June 7, 2007